Marketable Securities: (Details Text) (USD $)	3 Months Ended		12 Months Ended	51 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Mar. 31, 2014
Marketable Securities Details Text [Abstract]
Impairment of marketable securities	$ 0	$ 0	$ 178,250	$ 612,223
Marketable securities cost basis	$ 321,016		$ 321,016	$ 321,016